FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000

                          Check here if Amendment [x]:

                        This Amendment (Check only one.):

                              [x] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                       Address:c/o Downtown Associates, L.L.C.
                               312 W. State Street, Suite B
                               Kennett Square, PA 19348



                         Form 13F File Number: 28-06433
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:

/s/Ronald Juvonen
-----------------------------
Kennett Square, PA
-----------------------------
As of February 14, 2001
-----------------------------
Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total:                  30

Form 13F Information Table Value Total:              $155,152 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.

                                                     FORM 13F INFORMATION TABLE

                                                         VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   CUSIP        (x$1000)  PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED   NONE
--------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO           COM      002896207       11388.0   569400    SH       SOLE              569400
ABERCROMBIE & FITCH CO           COM      002896207        2000.0   100000    SH       SOLE              100000
ADMINISTAFF INC                  COM      007094105        5548.8   204000    SH       SOLE              204000
CIRCUIT CITY STORES INC          COM      172737108        9172.4   797600    SH       SOLE              797600
CIRCUIT CITY STORES INC          COM      172737108        1495.0   130000    SH       SOLE              130000
CENTURA SOFTWARE CORP            COM      15640W103          23.4    30000    SH       SOLE               30000
CSG SYS INTL INC                 COM      126349109        8007.5   170600    SH       SOLE              170600
EGL INC.                         COM      268484102       11971.0   500100    SH       SOLE              500100
EGGHEAD.COM INC                  COM      282330109           6.7    11300    SH       SOLE               11300
GENTEX CORP                      COM      371901109       23176.3  1246299    SH       SOLE             1246299
GENTEX CORP                      COM      371901109        6611.8   355000    SH       SOLE              355000
INVESTMENT TECH GRP INC          COM      461450108       13178.7   315659    SH       SOLE              315659
INVESTMENT TECH GRP INC          COM      461450108        1043.7    25000    SH       SOLE               25000
CIRCUIT CITY STORES INC          CARMAX   172737306       10807.6  2744800    SH       SOLE             2744800
CIRCUIT CITY STORES INC          CARMAX   172737306        3659.1   929300    SH       SOLE              929300
NET PERCEPTIONS INC              COM      64107U101        5457.7  2606700    SH       SOLE             2606700
NET PERCEPTIONS INC              COM      64107U101         366.4   175000    SH       SOLE              175000
POWER INTEGRATIONS INC           COM      739276103        4807.0   418000    SH       SOLE              418000
POWER INTEGRATIONS INC           COM      739276103         730.2    63500    SH       SOLE               63500
PROFIT RECOVERY GROUP            COM      743168106        1099.0   172500    SH       SOLE              172500
PROJECT SOFTWARE & DEVLP         COM      74339P101        1844.1   171800    SH       SOLE              171800
PROJECT SOFTWARE & DEVLP         COM      74339P101         483.1    45000    SH       SOLE               45000
QRS CORP                         COM      74726X105       14251.3  1112300    SH       SOLE             1112300
QRS CORP                         COM      74726X105         639.3    49900    SH       SOLE               49900
IMS HEALTH INC                   COM      449934108        9674.1   357300    SH       SOLE              357300
IMS HEALTH INC                   COM      449934108        4050.0   150000    SH       SOLE              150000
TRAVIS BOATS & MOTORS INC        COM      894363100        1354.9   492700    SH       SOLE              492700
TRAVIS BOATS & MOTORS INC        COM      894363100         252.7    91900    SH       SOLE               91900
TRIZETTO GROUP INC               COM      896882107        1593.6    95500    SH       SOLE               95500
TRIZETTO GROUP INC               COM      896882107         458.9    27500    SH       SOLE               27500
